Intangible Assets - Details Of Allocated Goodwill Based On Each Cash Generating Unit (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 386,994	₩ 482,707
Description of basis on which unit's recoverable amount has been determined		The recoverable amount of the cash-generating unit is measured at larger amount between the fair value less costs to sell and the value to use.
Description of valuation techniques used to measure fair value less costs of disposal		The net fair value is calculated by deducting costs of disposal from the amount received from the sale of the cash-generating unit in an arm’s length transaction between the parties with reasonable judgment and willingness to negotiate. In case of difficulty in measuring this amount, the sale amount of a similar cash-generating unit in the past market is calculated by reflecting the characteristics of the cash-generating unit. If reliable information related to fair value less costs to sell is not available, value in use is considered as recoverable amount. Value in use is the present value of future cash flows expected to be generated by the cash-generating unit.
Description of key assumptions on which management has based cash flow projections		Future cash flows are estimated based on the latest financial budget approved by the management, with an estimated period of up to five years. The Group applied 1.0% growth rate to estimate future cash flow for the period over five years. The main assumptions used to estimate cash flows are about the size of the market and the share of the group. The appropriate discount rate for discounting future cash flows is the pre-tax discount rate, including assumptions about risk-free interest rates, market risk premium, and systemic risk of cash-generating units.
Explanation of main events and circumstances that led to recognition of impairment losses and reversals of impairment losses		The impairment test, which compares the carrying amount and recoverable amount of the cash-generating unit to which goodwill has been allocated, is conducted every year and every time an impairment sign occurs.
Woori Asset Management Corp.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 45,066	45,066
Discount rate		16.19%
Terminal growth rate		1.00%
Recoverable amount	[2]	₩ 442,380
Carrying amount	[2]	221,967
Impairment loss		0
Woori Asset Trust Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 102,582	141,780
Discount rate	[3]	14.82%
Terminal growth rate	[2]	1.00%
Recoverable amount	[4],[5]	₩ 453,902
Carrying amount	[4],[5]	381,319
Impairment loss		(39,198)
Woori Venture Partners Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 41,527	41,527
Discount rate		13.23%
Terminal growth rate		1.00%
Recoverable amount	[2]	₩ 247,197
Carrying amount	[2]	231,289
Impairment loss		0
Woori Investment Securities Co., Ltd.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 15,139	15,139
Discount rate		15.15%
Terminal growth rate		1.00%
Recoverable amount	[2]	₩ 1,314,484
Carrying amount	[2]	1,208,399
Impairment loss		0
PT Bank Woori Saudara Indonesia 1906 Tbk
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[6]		109,262
Discount rate		12.96%
Terminal growth rate		1.00%
Recoverable amount	[5]	₩ 1,106,424
Carrying amount	[5]	1,136,686
Impairment loss		(30,262)
WOORI BANK (CAMBODIA) PLC
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[7]	₩ 47,589	64,584
Discount rate		12.83%
Terminal growth rate		1.00%
Recoverable amount	[5]	₩ 591,103
Carrying amount	[5]	606,555
Impairment loss		(15,452)
PT Woori Finance Indonesia Tbk.
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1],[8]	₩ 54,367	57,861
Discount rate		14.48%
Terminal growth rate		1.00%
Recoverable amount	[2]	₩ 154,408
Carrying amount	[2]	146,840
Impairment loss		0
Others
Disclosure of information for cash-generating units [Line Items]
Goodwill	[1]	₩ 8,320	₩ 7,488

[1]	Allocated to the cash-generating unit that will benefit from the synergy effect of the business combination, and the cash-generating unit is generally comprised of the operating segment or sub-sectors.
[2]	Based on the results of the impairment test of goodwill, it has been concluded that the carrying amount of the cash-generating unit to which the goodwill is allocated does not exceed its recoverable amount.
[3]	The Group conducted a consolidated impairment test on the goodwill of Woori Asset Management and Woori Global Asset Management, which are scheduled to merge in January 2024.
[4]	Amount recognized for the current period based on the impairment test performed upon identification of impairment indicators.
[5]	Based on the results of the impairment test of goodwill, an impairment loss was recognized as the carrying amount of the cash-generating unit to which the goodwill is allocated exceeded its recoverable amount.
[6]	The Group has acquired Saudara Bank to expand retail sales in Indonesia, and recognized the goodwill as it is expected to strengthen the competitiveness by securing a local sales network in Indonesia.
[7]	The Group has acquired VisionFund Cambodia to expand retail sales in Cambodia, and recognized goodwill based on the economies of scale and acquired customer base.
[8]	The company acquired PT Batavia Prosperindo Finance Tbk to expand its installment financing operations in Indonesia. Goodwill was recognized due to the anticipated enhancement of competitiveness through securing a network in the Indonesian used car market and strengthening existing customer relationships.